Leases (Details) - Schedule of future lease payments - USD ($) $ in Thousands	Jun. 30, 2022	Jan. 01, 2022
Schedule Of Future Lease Payments Abstract
Remainder of 2022	$ 602
2023	625
2024	609
2025	589
2026	533
2027	546
Thereafter	2,576
Total future lease payments	6,080
Less portion representing imputed interest	(1,205)
Total operating lease liabilities	$ 4,875	$ 5,100